ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
NOTE 7:-	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2016	2015

Employees and payroll accruals	$1,292	$1,277
Accrued expenses	2,520	888
Government authorities	-	59
Other liability	-	71

	$3,812	$2,295